S000032446 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended	164 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)		1.35%
S&P UBS Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	9.05%	5.73%		5.13%
Lipper Loan Participation Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	8.20%	4.51%		4.07%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		6.20%	4.65%		4.13%
Performance Inception Date		May 02, 2011
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.58%	2.10%		1.80%
Performance Inception Date		May 02, 2011
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.59%	2.42%		2.08%
Performance Inception Date		May 02, 2011
Class C
Prospectus [Line Items]
Average Annual Return, Percent		8.66%	4.50%		3.82%
Performance Inception Date		May 02, 2011
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		9.82%	5.65%	4.78%
Performance Inception Date		Jan. 28, 2015
Class R6 | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]					1.17%
Class R6 | S&P UBS Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]					5.15%
Class R6 | Lipper Loan Participation Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]					4.09%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		9.76%	5.56%		4.71%
Performance Inception Date		May 02, 2011

[1]
An index designed to measure the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

[2]	An index designed to measure the performance of the USD-denominated leveraged loan market. The index includes issuers from developed countries; issuers from developing countries are excluded.
[3]	Represents the average annualized total return for all reporting funds in the Lipper Loan Participation Funds Classification.